OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
OTHER CURRENT LIABILITIES
Schedule of other current liabilities

	At December 31,
	2017	2018
	Thousand USD	Thousand USD
Financial liabilities designated as fair value through profit or loss
Transaction (a)	120,820	121,940
Transaction (Note 30(b))	—	8,383
As at December 31	120,820	130,323

(a)This transaction is related to the Silent Partnership in Japan, which was in Non-current liability as of December, 2016, and was reclassified into current liability as of December 31, 2017.